UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net cash used in operating activities	$ (82,006)	$ (57,090)
Investing activities:
Cash paid for acquisition of short-term investments	(15,069)	(40,936)
Proceeds from redemption of short-term investments	0	41,478
Loans and advances to related parties	0	(1,488)
Cash collection of loans and advances to related parties	1,341	2,439
Cash paid for acquisition of equity method investments	0	(7,451)
Cash received from partial sale of equity interest in SiEngine	17,947	0
Payments for acquisition of Suzhou Photon-Matrix, net of cash acquired	0	(6,266)
Purchase of property, equipment and intangible assets	(4,465)	(7,778)
Proceeds from disposal of property, equipment and intangible assets	61	93
Net cash used in investing activities	(185)	(19,909)
Financing activities:
Proceeds from short-term borrowings	193,954	79,925
Repayment for short-term borrowings	(106,297)	(24,897)
Borrowings from related parties	47,918	62,360
Repayment of borrowings from related parties	(21,021)	(13,697)
Cash payment not soon after a business acquisition of Hubei Dongjun	(1,614)	0
Cash payment not soon after purchase of intangible assets	(2,780)	0
Cash paid for repurchase of ordinary shares	(28,985)	0
Proceeds from issuance of ordinary shares	43,200	0
Cash paid for follow-on public offering cost	(622)	0
Proceeds from employee stock option exercises	179	0
Cash paid for the outstanding costs payable for the Merger	(500)	0
Proceeds from conditional government grants	6,933	0
Net cash provided by financing activities	130,365	103,691
Effect of foreign currency exchange rate changes on cash and restricted cash	916	(2,769)
Net increase in cash and restricted cash	49,090	23,923
Cash and restricted cash at the beginning of the period	50,164	84,111
Cash and restricted cash at the end of the period	99,254	108,034
Supplemental information:
Income tax paid	1,102	1,725
Interest paid	$ 7,010	$ 8,882